Reverse Stock Split	9 Months Ended
Sep. 30, 2012
Reverse Stock Split
Reverse Stock Split
16. Reverse Stock Split All share and per share amounts have been retroactively adjusted to give effect to a one-for-four reverse stock split of our common stock on April 9, 2012.